Long-term debt	6 Months Ended
Jun. 30, 2025
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt [text block]	Long-term debt in € m. Jun 30, 2025 Dec 31, 2024 Senior debt: Bonds and notes Fixed rate 69,566 71,414 Floating rate 11,606 11,196 Other 24,089 20,578 Subordinated debt: Bonds and notes Fixed rate 8,184 11,626 Floating rate 0 0 Other 85 85 Total long-term debt 113,531 114,899